T. ROWE PRICE Target 2015 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.7%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  32,027 873 1,187 6,792,018 31,787
New Income Fund  26,949 1,100 1,100 3,343,926 26,450
International Bond Fund (USD
Hedged)  9,867 166 400 1,195,475 9,707
Emerging Markets Bond Fund  7,632 187 355 894,833 7,696
High Yield Fund  6,691 178 270 1,182,269 6,763
Dynamic Global Bond Fund  6,916 286 299 849,290 6,641
U.S. Treasury Long-Term Index
Fund  6,093 447 328 775,953 5,951
Floating Rate Fund  3,094 88 388 312,045 2,877
Total Bond Mutual Funds (Cost $110,046) 97,872
EQUITY MUTUAL FUNDS 36.7%
T. Rowe Price Funds:
Value Fund  9,438 72 910 227,004 9,239
Growth Stock Fund (2) 10,586 72 2,444 106,941 9,103
Equity Index 500 Fund  6,139 70 576 45,693 5,430
Overseas Stock Fund  5,014 39 545 373,458 4,530
U.S. Large-Cap Core Fund  3,284 610 134 121,037 4,066
International Value Equity Fund  4,219 33 484 252,134 3,946
International Stock Fund  4,275 33 542 209,212 3,818
Real Assets Fund  2,734 724 117 256,294 3,529
Hedged Equity Fund  – 3,405 – 336,140 3,425
Mid-Cap Growth Fund  2,322 18 74 24,058 2,444
Mid-Cap Value Fund  2,151 17 117 72,103 2,270
Emerging Markets Discovery
Stock Fund  1,875 15 275 134,792 1,764
Small-Cap Stock Fund  1,487 12 107 26,393 1,487
Emerging Markets Stock Fund  1,501 12 80 41,505 1,441
Small-Cap Value Fund  1,295 10 80 26,328 1,331
U.S. Equity Research Fund  2,171 16 1,117 27,524 1,212
New Horizons Fund (2) 1,009 8 57 18,983 1,048
Total Equity Mutual Funds (Cost $46,666) 60,083
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  22 1,371 1,372 203 20
Total Other Mutual Funds (Cost $20) 20

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 5,303 3,608 2,997 5,913,622 5,914
Total Short-Term Investments (Cost $5,914) 5,914
Total Investments in Securities 100.0%
(Cost $162,646) $ 163,889
Other Assets Less Liabilities (0.0)% (56)
Net Assets 100.0% $ 163,833
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (50) $ (262) $ 88
Emerging Markets Bond Fund  (89) 232 125
Emerging Markets Discovery Stock Fund  (46) 149 —
Emerging Markets Stock Fund  12 8 —
Equity Index 500 Fund  654 (203) 23
Floating Rate Fund  (19) 83 68
Growth Stock Fund  8 889 —
Hedged Equity Fund  — 20 —
High Yield Fund  (34) 164 123
International Bond Fund (USD Hedged)  (75) 74 90
International Stock Fund  89 52 —
International Value Equity Fund  99 178 —
Limited Duration Inflation Focused Bond Fund  (74) 74 —
Mid-Cap Growth Fund  5 178 —
Mid-Cap Value Fund  5 219 —
New Horizons Fund  4 88 —
New Income Fund  (167) (499) 293
Overseas Stock Fund  153 22 —
Real Assets Fund  (11) 188 —
Small-Cap Stock Fund  27 95 —
Small-Cap Value Fund  14 106 —
Transition Fund  (12) (1) 1
U.S. Equity Research Fund  29 142 —
U.S. Large-Cap Core Fund  (6) 306 —
U.S. Treasury Long-Term Index Fund  (107) (261) 56
Value Fund  27 639 —
U.S. Treasury Money Fund, 5.40% — — 84
Totals $ 436# $ 2,680 $ 951+

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $951 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2015 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Target 2015 Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F184-054Q1 08/23